CONCENTRATION (Schedule of Major Customer Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenues	$ 113,891,989	$ 122,397,886	$ 118,616,971
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	56.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	42,319,683	72,715,616	47,930,799
Concentration risk percentage	37.00%	60.00%	40.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company A (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues	18,570,574	47,193,174	29,905,914
Concentration risk percentage	16.00%	39.00%	25.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company B (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues		25,522,442	18,024,885
Concentration risk percentage		21.00%	15.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company C (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues	12,368,270
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company D (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues	$ 11,380,839
Concentration risk percentage	10.00%